Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity	$ 31,710	$ 29,827
Cumulative translation adjustments
Equity	(95)	(88)
Additional paid-in capital
Equity	$ 2,002	$ 2,007